Other financial assets and other non-current assets -Summary of the provision for Expected Credit Losses ("ECLs") (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Other financial assets and other non-current assets
Balance as of January 1,	€ (8,456)
Impairment	(5,889)
Balance as of December 31,	€ (14,345)